Note 6 - Accrued Expenses	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
6.	Accrued Expenses

The accrued expenses consisted of:

	December 31, 2023	December 31, 2024

Accrued payroll expenses	486,534	491,971
Accrued interest expense	648,165	786,554
Accrued general and administrative expenses	79,890	96,957
Accrued commissions	162,699	165,464
Other accrued expenses	488,327	2,941,336
Total	1,865,615	4,482,282